As filed with the Securities and Exchange Commission on December 22, 1999


                                              Registration Nos. 811-3641/2-80455

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No. [ ]


                      Post-Effective Amendment No. 27 [ X ]


                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                             Amendment No. 29 [ X ]
                        (Check appropriate box or boxes)


                              CONSECO SERIES TRUST

               (Exact Name of Registrant as Specified in Charter)

               11815 N. Pennsylvania Street, Carmel, Indiana 46032 (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (317) 817-6300
                             William P. Kovacs, Esq.
                              Conseco Series Trust
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032
                     (Name and Address of Agent for Service)

                                 With a copy to:
                               Donald Smith, Esq.
                             Kirkpatrick & Lockhart
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800

Approximate date of proposed public Offering: As soon as practicable following the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate space):
   |x|  immediately upon filing pursuant to Rule 485 (b)
   |_|  on _______, 2000 pursuant to Rule 485 (b)
   |_|  60 days after filing pursuant to Rule 485 (a)(i)
   |_|  on [DATE] pursuant to Rule 485 (a)(i)
   |_|  75 days after filing pursuant to Rule 485 (a) (ii)
   |_|  on [DATE] pursuant to Rule 485 (a)(ii)

CONSECO SERIES TRUST PROSPECTUS

December 22, 1999

HIGH YIELD PORTFOLIO
CONSECO 20 FOCUS PORTFOLIO


As with any mutual fund, the Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


The Portfolios
         General Information About the Portfolios ........................    3
         High Yield Portfolio ............................................    4
         Conseco 20 Focus Portfolio ......................................    6
Primary  Risk Considerations .............................................    8
Fees and Expenses ........................................................   10
Management ...............................................................   11
Your Account .............................................................   12
         Purchase and Redemption of Shares ...............................   12
         Dividends and Distributions .....................................   12

                                     (Intro)

THE ADVISER'S INTEGRATED APPROACH TO MONEY MANAGEMENT

We believe that combining the knowledge and experience of both fixed income and equity analysts leads to better security selection over time.

Whether selecting fixed income or equity securities, our analysts look for companies with:
   o Proven management teams
   o Leading edge products
   o Dominant market share positions

They then conduct a rigorous financial analysis of these companies, focusing on such indicators as:
   o Cost of capital
   o Financial strength
   o Spending plans

This analysis is used to select those securities deemed by the Adviser to be most appropriate for each Portfolio's investment objective.

Each of the Portfolios may invest in restricted securities, such as private placements, which are not registered with the Securities Exchange Commission. Restricted securities are generally illiquid; however, the Adviser focuses on those that are liquid and may not invest in any restricted security that would cause more than 15 percent of the Portfolio's total assets to be invested in illiquid securities. The Portfolios also may invest in securities that qualify to be sold directly to institutional investors pursuant to Rule 144A under the Securities Act of 1933.

Because of the Adviser's active management style, our Portfolios generally have a higher portfolio turnover rate than other portfolios and, therefore, may have higher taxable distributions and increased trading costs which may impact performance.

There is no assurance that the Portfolios will achieve their investment objectives. The Portfolios have the ability to change their investment objectives without shareholder approval, although they do not currently intend to do so. In addition, the value of your investment in any Portfolio will fluctuate, which means that you may lose money.

                                    (Sidebar)

A WORD ABOUT THE ADVISER

Conseco Capital Management, Inc. (CCM), or the "Adviser," provides investment advice and management to each Portfolio. CCM manages more than $41.0 billion in assets for an array of foundations, endowments, corporations, government and union clients (as of 6/30/99).

Please note: Definitions for bold-faced words within the text can be found directly following each Portfolio's Primary Risk Considerations.

HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to provide high level of current income with a secondary objective of capital appreciation.

ADVISER'S STRATEGY


Normally, the Adviser invests at least 65% of the Portfolio's assets in BELOW INVESTMENT GRADE SECURITIES (those rated BB+/Ba1 or lower by independent rating agencies).


Adhering to a strict buy/sell discipline, the Adviser seeks to enhance total return by:
   o Purchasing  securities it believes are undervalued
   o Selling securities it believes are overvalued or fully priced

To select securities, the Adviser utilizes:
   o Independent FUNDAMENTAL ANALYSIS to evaluate the issuer of a security
   o An analysis of the specific structure of the security

In an effort to achieve its investment objective, the Portfolio may invest in any or all of the following:
   o Corporate debt securities and PREFERRED STOCK
   o ZERO COUPON BONDS and other deferred interest securities
   o Mortgage-backed securities
   o Asset-backed securities
   o Convertible securities
   o RESTRICTED SECURITIES
   o Taxable MUNICIPAL SECURITIES issued by states and their political subdivisions

The Portfolio may also invest in:
   o Cash or cash equivalents
   o Money market instruments
   o Securities issued or guaranteed by the U.S. government, its agencies, and instrumentalities

In addition, the Portfolio may invest in the following:
   o Common stocks and other equity securities
   o Equity and debt securities of foreign issuers, including issuers in emerging markets

BELOW INVESTMENT GRADE SECURITIES
These securities offer higher return potential in exchange for assuming greater risk. Normally, they are rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Services, Inc. or, if unrated, deemed by the Adviser to be comparable credit.

       [sidebar]

       For defensive purposes or pending investment, the Portfolio may temporarily depart from its objective and hold an unlimited amount of cash or money market instruments. This could help the Portfolio avoid losses, but may mean lost opportunities.

FUNDAMENTAL ANALYSIS
A  research   technique   that  looks  at  a  company's   financial   condition,
creditworthiness, management, and place in its industry to determine the intrinsic value of the company's securities.

PREFERRED STOCK
Shares of a company that ordinarily do not have voting rights but do have a stated dividend payment, as opposed to common stocks which ordinarily do have voting rights but do not have a stated dividend payment.

ZERO COUPON BONDS
Bonds that are sold at a deep discount and do not pay periodic interest to investors; instead, investors receive, at maturity, the difference between the discounted price and the maturity value of the bond.

RESTRICTED SECURITIES
Securities that are not registered with the Securities and Exchange Commission, some of which may qualify to be sold directly to institutional investors pursuant to Rule 144A under the Securities Act of 1933. Restricted securities are generally illiquid; however, the Adviser focuses on those that are liquid, i.e., easily convertible into cash.

MUNICIPAL SECURITIES
Bonds and other debt obligations issued by state and local governments. The interest on the municipal securities in which the Portfolio invests typically is NOT exempt from federal income tax.

                                    [sidebar]

PRIMARY RISKS:

Credit Risk

Interest Rate Risk

Market Risk

Restricted
Securities Risk

Prepayment Risk

Foreign Risk

See "Primary Risk Considerations" on page 00 for a detailed discussion of the Portfolio's risks.

HOW HAS THE PORTFOLIO PERFORMED?

High Yield Portfolio

Because the High Yield Portfolio was new when this prospectus was printed, it has no previous operating history.

See the Appendix for information about the performance of a similar mutual fund, the High Yield Fund. Please note: The similar mutual fund performance presented in the Appendix does not represent the historical performance of the High Yield Portfolio and should not be interpreted as indicative of the future performance of the Portfolio.

CONSECO 20 FOCUS FUND


INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

ADVISER'S STRATEGY

Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects.

The Portfolio is NON-DIVERSIFIED and will normally concentrate its investments in a core position of approximately 20 to 30 common stocks. While the Portfolio invests in securities issued by large-cap companies, a substantial portion of these securities may be issued by SMALL- AND MID-CAP COMPANIES.

The Adviser looks for companies that demonstrate strong growth potential, preferring:
   o Companies whose earnings appear likely to continue in an upward direction
   o Companies that demonstrate the ability to consistently grow their earnings at a faster rate than their peer group
   o Companies whose stocks appear to the Adviser to be undervalued in the marketplace

In selecting equity securities, the Adviser considers the following factors:
   o High return on invested capital
   o Sound financial policies and a strong balance sheet
   o Competitive advantages (including innovative products and services)
   o Effective research, product development and marketing
   o Stable, capable management

The Adviser may also invest in any or all of the following:
   o PREFERRED STOCK
   o CONVERTIBLE SECURITIES
   o WARRANTS
   o Fixed Income Securities (when the Adviser believes they are more attractive than stocks on a long-term basis)

NON-DIVERSIFIED
A Portfolio is considered non-diversified if it is not limited by the percentage of assets it may invest in any one issuer. The success or failure of one issuer will cause the Portfolio to fluctuate more than it would in a diversified fund.

SMALL- AND MID-CAP COMPANIES
Generally refers to companies in the earlier period of their growth expectations, from start-ups to better established firms. While these companies have potential for attractive long-term returns, their securities may involve greater risks, and more volatility, then investments in larger companies with a stronger competitive advantage. The Adviser's extensive research efforts can play a greater role in selecting securities form this sector then from larger companies.

       [sidebar]

     If the Adviser believes that market conditions warrant a defensive position, the Portfolio may temporarily depart from its investment objective and invest without limitation in cash and short-term debt securities. This could help the Portfolio avoid losses but may mean lost opportunities.

PREFERRED STOCK
See page 00.

CONVERTIBLE SECURITIES
Bonds, debentures, notes or preferred stock that are convertible into common stock.

Convertible securities have some unique return characteristics relative to market fluctuations:

   o When equity markets go up, they tend to rise in price

   o When equity markets decline, they tend to decline relatively less in price than stocks

Convertible securities have both an equity and a fixed income component. Therefore,

   o While the equity component is subject to fluctuations in value due to activities of the issuing companies, and general market and economic conditions;

   o The fixed income component will be impacted by shifting interest rates and changes in credit quality of the issuers.

WARRANTS
Contracts that allow the bearer to purchase shares for a specified price at a future date.

PRIMARY RISKS

Concentration Risk

Market Risk

Small Company Risk

Liquidity and
Valuation Risk

Foreign Risk

See "Primary Risk Considerations" on page 00 for a detailed discussion of the Portfolio's risks.

HOW HAS THE PORTFOLIO PERFORMED?


Conseco 20 Focus Portfolio

Because the Conseco 20 Focus Portfolio was new when this prospectus was printed, it has no previous operating history.

See the Appendix for information about the performance of a similar mutual fund, the Conseco 20 Fund. Please note: The similar mutual fund performance presented in the Appendix does not represent the historical performance of the Conseco 20 Focus Portfolio and should not be interpreted as indicative of the future performance of the Portfolio.

PRIMARY  RISK CONSIDERATIONS

The value of your investment in any Portfolio will fluctuate, which means that you may lose money. The primary risks of investing in the Portfolios are described below. Each Portfolio's exposure to risk depends upon its specific investment profile. The amount and types of risk vary depending on:
   o The Portfolio's investment objective
   o The Portfolio's ability to achieve its objective
   o The markets in which the Portfolio invests
   o The investments the Portfolio makes in those markets
   o Prevailing economic conditions over the period of an investment

CONCENTRATION RISK
The risk that if a Portfolio has most of its investments in a few securities or a single sector, its portfolio will be more susceptible to factors adversely affecting issuers within that sector than would a more diversified portfolio of securities.

CREDIT RISK
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Below investment grade securities are especially susceptible to this risk.

FOREIGN RISK
The risk that foreign issuers may be subject to foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital. In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors' assets. Investments in issuers located or doing business in emerging or developing markets are especially susceptible to these risks.

INTEREST RATE RISK
The risk that changing interest rates may adversely affect the value of an investment. With fixed income securities, an increase in interest rates typically causes the value of those securities to fall, while a decline in interest rates may produce an increase in the market value of those securities. Because of this risk, an investment in a Portfolio that invests in fixed income securities is subject to risk even if all the fixed income securities in the Portfolio's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

LIQUIDITY AND VALUATION RISKS
The risk that securities that were liquid when purchased by a Portfolio may become temporarily illiquid (i.e., not be sold readily) and hard to value, especially in declining markets.

MARKET RISK
The risk that the market value of a Portfolio's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.


PREPAYMENT RISK
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Portfolio to re-invest in obligations with lower interest rates than the original obligations.


RESTRICTED SECURITIES RISK
The risk that a buyer will be difficult to come by and selling price will need to be less than originally anticipated because these restricted securities may only be sold in privately negotiated transactions.

SMALL COMPANY RISK
The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of the securities of smaller companies is normally lower than that of larger companies. Short-term changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

YEAR 2000
The Trusts could be adversely affected by problems relating to the inability of computer systems used by the Adviser and the Trusts' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the Portfolios, the Adviser is working to avoid these problems in its own computer systems and to obtain assurances from service providers that they are taking similar steps.

EURO CONVERSION
The Portfolios also could be adversely affected by the conversion of European currencies into the Euro beginning January 1, 1999. This conversion will not be complete until 2002, and its full implementation may be delayed. Difficulties with the conversion and potential delays may significantly impact European capital markets and could increase volatility in world capital markets.

Please note that there are other circumstances not described here which could adversely affect your investment and potentially prevent a Portfolio from achieving its objectives.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios. These expenses are deducted from the Portfolios' assets.

The purpose of the Conseco Series Trust (the "Trust") is to serve as the investment medium for: (1) separate accounts funding variable annuity and variable life insurance contracts ("Contracts") issued by both affiliated and unaffiliated life insurance companies (see "Purchase and Redemption of Shares"); and (2) qualified pension and retirement plans outside of the separate account context. The Portfolios' shares are not offered directly to the public.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from each Portfolio's assets) as a % of average daily net assets

ANNUAL PORTFOLIO OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS


                                                    HIGH YIELD      CONSECO
                                                    PORTFOLIO       20 FOCUS
                                                                    PORTFOLIO
                                                   --------------------------
Management Fees                                        0.80%            0.80%
Other Expenses*                                        0.10%            0.10%
                                                   --------------------------
Equals: Total Annual Portfolio Operating
Expenses                                               0.90%            0.90%
Less: Fee Waiver and/or Expense
Reimbursement**                                        0.10%            0.10%
                                                   --------------------------
Equals: Net Expenses                                   0.80%            0.80%
                                                   ==========================



* BECAUSE THE PORTFOLIO HAS NOT COMPLETED A FULL FISCAL YEAR, OTHER EXPENSES ARE ESTIMATED.


** PURSUANT TO A CONTRACTUAL ARRANGEMENT WITH THE TRUST, THE ADVISER HAS AGREED
   TO WAIVE FEES AND/OR REIMBURSE PORTFOLIO EXPENSES THROUGH 04/30/2001, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF EACH PORTFOLIO ARE LIMITED TO THE NET EXPENSES FOR EACH RESPECTIVE PORTFOLIO, AS SET FORTH ABOVE. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES.


ADVISER

Conseco Capital Management, Inc. (CCM) is a wholly owned subsidiary of Conseco, Inc., a publicly owned financial services company that provides specialized annuity, life and health insurance products. CCM serves as the "Adviser" to each of the Portfolios and as adviser to other registered investment companies. In addition to managing the invested assets of Conseco, Inc., CCM manages foundations, endowments, corporations, government and unions. As of June 30, 1999, CCM managed over $41.0 billion.

ADVISORY FEES


Since this is the first year of operations for the High Yield Portfolio and the Conseco 20 Focus Portfolio, no advisory fees were paid in prior years. However, the High Yield Portfolio and Conseco 20 Focus Portfolio have each executed an Advisory Agreement with CCM in which each Portfolio will pay to CCM on an annual basis 0.70% of the average daily value of the net assets.


                                    (Sidebar)

CONSECO CAPITAL MANAGEMENT, INC.
11825 N. Pennsylvania Street, Carmel, Indiana 46032

PORTFOLIO MANAGERS OF CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO:
PETER C. ANDERSEN, CFA, VICE PRESIDENT, PORTFOLIO ANALYTICS
CONSECO CAPITAL MANAGEMENT, INC.
At CCM, Mr. Andersen is responsible for managing below investment grade fixed income portfolios for institutional client accounts and is the portfolio manager of other affiliated investment companies. Prior to joining the Adviser in 1997, he was a portfolio manager for Colonial Management Associates, where he managed over $650 million in high-yield, tax-free mutual funds.


CONSECO 20 FOCUS PORTFOLIO:
THOMAS J. PENCE, CFA, SENIOR VICE PRESIDENT
CONSECO CAPITAL MANAGEMENT, INC.
Mr. Pence is the portfolio manager for the Portfolio. Since joining the Adviser in 1992, Mr. Pence has been responsible for the management of the Adviser's equity portfolios and for the oversight of the equity investment process. Additionally, he is portfolio manager of other affiliated investment companies.


ERIK J. VOSS, SECOND VICE PRESIDENT, SENIOR SECURITIES ANALYST
CONSECO CAPITAL MANAGEMENT, INC.
At CCM, Mr. Voss is also responsible for assisting in research and portfolio management efforts for all of the Adviser's equity portfolios. Prior to joining the Adviser in 1996, Mr. Voss worked as an equity analyst for Gardner Lewis Asset Management for over three years.

PURCHASE AND REDEMPTION OF SHARES

Portfolio shares are currently offered to insurance separate accounts established by insurance companies to fund variable annuity and variable life insurance contracts. Individuals may not purchase Portfolio shares directly from the Trust. Shares of each Portfolio are purchased or redeemed at their respective net asset values next computed (without a sales charge) after receipt of an appropriate order.

A Portfolio's net asset value (NAV) per share is the total market value of the Portfolio's securities and other assets minus its liabilities divided by the total number of shares outstanding. Because the value of each Portfolio's securities changes every business day, the Portfolio's share price usually changes as well.

Each Portfolio calculates its NAV per share at the close of regular trading (normally 4:00 p.m., Eastern Time) on the New York Stock Exchange (NYSE). The NYSE is open every day for trading, except:

--------------------------------------------------------------------------------
Saturday                              Presidents' Day           Labor Day
Sunday                                Good Friday               Thanksgiving Day
New Year's Day                        Memorial Day              Christmas Day
Martin Luther King, Jr. Day           Independence Day
--------------------------------------------------------------------------------

The NAV is generally based on the market price of the securities held in a Portfolio. Securities held by all Portfolios are valued based on readily available market quotations.

Under the direction of the Board, the Portfolios may use a practice known as fair value pricing under the following circumstances:
   o Securities and assets for which market quotations are not readily available
   o Events occur after an exchange closes which are likely to affect the value of the security
   o Trust's management strongly believes a market price is not reflective of a security's appropriate value


When using fair pricing, the net asset value of the Portfolios can change over periods during which shareholders cannot purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes at least 90% of its net investment income to its shareholders to meet requirements of the Internal Revenue Code applicable to regulated investment companies.

Investors should understand that, as Contract Owners, they will not receive any dividends or other distributions directly from the Trust or the Portfolios. All such dividends and other distributions are payable to, and reinvested by, the separate accounts of the insurance company in which contract premiums are invested.

Dividends from net investment income are declared and reinvested in additional full and fractional shares by each Portfolio according to the schedule below. The Trustees may elect to change dividend distribution intervals.

SCHEDULE OF DIVIDEND REINVESTMENTS


--------------------------------------------------------------------------------
PORTFOLIO                                          DECLARED AND REINVESTED
--------------------------------------------------------------------------------
High Yield Portfolio                               Monthly
--------------------------------------------------------------------------------
Conseco 20 Focus Portfolio                         Quarterly
--------------------------------------------------------------------------------


Capital gains - i.e., the excess of net long-term capital gain over net short-term capital loss - are generally declared and distributed to shareholders annually after the close of the Portfolio's fiscal year.

SEE THE APPLICABLE CONTRACT PROSPECTUS FOR INFORMATION REGARDING THE FEDERAL INCOME TAX TREATMENT OF DISTRIBUTIONS TO THE INSURANCE COMPANY SEPARATE ACCOUNTS.

                                                                        APPENDIX

PRIOR PERFORMANCE OF SIMILAR FUNDS


The High Yield Portfolio and the Conseco 20 Focus Portfolio are modeled after the High Yield Fund and the Conseco 20 Fund ("CFG Funds") which are previously existing funds of the Conseco Fund Group ("CFG") that are managed by the Adviser, Conseco Capital Management, Inc., and have investment objectives and policies substantially similar to the Portfolios. While the Portfolios are investment choices for variable annuity and variable life contracts, shares of the CFG Funds are distributed through multiple distribution channels to the retail marketplace in four separate classes (Classes A, B, C and Y).


Below you will find information about the performance of Class A shares of the CFG Funds, NOT the Portfolios. The performance data of the Class A CFG Funds is provided in two ways: (1) net of all management fees, distribution fees, other expenses, and the applicable sales charge, and (2) net of all management fees, distribution fees and other expenses. Although the Portfolios have substantially similar investment objectives and policies, the same investment adviser and the same portfolio managers as the corresponding CFG Funds, you should not assume that the Portfolios will have the same future performance of the corresponding CFG Funds due to, among other things, differences in expenses and cash flows between a Portfolio and the corresponding CFG Fund. Moreover, past performance information is based on historical earnings and is not intended to indicate future performance of either the CFG Funds or the Portfolios.

The investment characteristics of each of these Portfolios are intended to closely resemble the investment characteristics of the corresponding CFG Fund. Depending on the Portfolio involved, similarity of investment characteristics may involve factors such as industry diversification, portfolio beta, portfolio quality, average maturity of fixed-income assets, equity/non-equity mixes, and individual holdings. The Adviser also may manage other similar funds and accounts that may have better or worse performance than the CFG Funds, performance information for which is not presented here due to differences in factors such as investment policies and/or portfolio management strategies and/or because these accounts are not mutual funds.


The table below sets forth each Portfolio, its corresponding CFG Fund - Class A, the date the Adviser began managing the CFG Fund (referred to as the "inception date") and net asset size as of September 30, 1999.

                                      Corresponding CFG Fund - Class A

         PORTFOLIO                    (INCEPTION DATE AND NET ASSET SIZE)

         High Yield Portfolio         Conseco High Yield Fund (Jan. 1, 1998)

                                      $115,825,618

         Conseco 20 Focus Portfolio   Conseco 20 Portfolio (Jan. 1, 1998)

                                      $108,788,069

The following table shows the average annualized total returns for the CFG Funds
- Class A for the one year and since inception periods ending September 30, 1999. These figures are based on the gross investment performance of CFG Class A shares and calculated as described above. Note that the actual investment performance experienced by the investors in variable annuity and variable life insurance contracts issued by affiliated and unaffiliated insurance companies would be lower than the gross investment performance of the CFG Funds due to expenses at the separate account level; these expenses typically are higher than those borne by investors in CFG or CST. The following CFG performance does not represent the historical performance of the Portfolios and should not be interpreted as indicative of the future performance of the Portfolios.

                               PERFORMANCE HISTORY
                               -------------------
                              THE CONSECO 20 FUND
                              -------------------
                                 CLASS A SHARES
                                 --------------


                                                            One Year                     Since Inception
                                                                                         (1/1/98)
                                                            (as of September 30, 1999)   (as of September 30, 1999)
                                                            ------------------------------------------------------------
AVERAGE TOTAL RETURN (NET OF ALL FEES AND EXPENSES)         54.22%                       27.13%
--------------------------------------------------
AVERAGE TOTAL RETURN (WITHOUT DEDUCTING CLASS A SALES       63.63%                       31.51%
-----------------------------------------------------
CHARGE**)
---------



                               PERFORMANCE HISTORY
                               -------------------
                               THE HIGH YIELD FUND
                               -------------------
                                 CLASS A SHARES
                                 --------------


                                                            One Year                     Since Inception
                                                                                         (1/1/98)
                                                            (as of September 30, 1999)   (as of September 30, 1999)
                                                            ------------------------------------------------------------
AVERAGE TOTAL RETURN (NET OF ALL FEES AND EXPENSES)         0.24%                        2.85%
--------------------------------------------------
AVERAGE TOTAL RETURN (WITHOUT DEDUCTING CLASS A SALES       6.36%                        6.39%
-----------------------------------------------------
CHARGE**)
---------




**This performance is net of all fees and expenses except for applicable maximum Sales Charge.


                                  [back cover]

FOR MORE INFORMATION

More information on the Conseco Series Trust is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Portfolios' investments will be available in the Portfolios' first annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about each Portfolio and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus.

(Sidebar)

To obtain SAI, or other information:

BY TELEPHONE
Call 800-557-7043

BY MAIL
Conseco Series Trust
Attn: Administrative Offices
11815 N. Pennsylvania Street
Carmel, IN 46032

BY EMAIL
ir@conseco.com

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Portfolios can be viewed online or downloaded from:
   SEC
   http://www.sec.gov

Information about the Trust (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 800-SEC-0330). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

Registration Number: 811-3641

                              CONSECO SERIES TRUST
                             STATEMENT OF ADDITIONAL
                                  INFORMATION


                              HIGH YIELD PORTFOLIO
                           CONSECO 20 FOCUS PORTFOLIO

                               December 22, 1999

      This Statement of Additional Information ("SAI") is not a prospectus. It contains additional information about the Conseco Series Trust (the "Trust") and the two series of the Trust: High Yield Portfolio and Conseco 20 Focus Portfolio (each a "Portfolio" and collectively the "Portfolios"). It should be read in conjunction with the Trust's Prospectus dated December 22, 1999. You can obtain a copy by contacting the Trust's Administrative Office, 11815 N. Pennsylvania Street, Carmel, Indiana 46032 or by phoning 800-557-7043.


                                TABLE OF CONTENTS

                                                                            PAGE

      Fund History..........................................................   2
      Investment Restrictions...............................................   2
      Nonfundamental Investment Restrictions................................   3
      Investment Strategies.................................................   3
      Temporary Defensive Positions.........................................   4
      Portfolio Turnover....................................................   5
      Description of Securities and Investment Techniques...................   5
      Investment Performance................................................  24
      Securities Transactions...............................................  25
      Management............................................................  26
      Other Service Providers...............................................  27
      Net Asset Values of the Shares of the Portfolios......................  29
      Dividends, Distributions and Taxes....................................  30
      General...............................................................  30

                                     CCM             INVESTMENT ADVISER
                                     ---
                      Conseco Capital Management, Inc.

--------------------------------------------------------------------------------
FUND HISTORY


     The Conseco Series Trust (the "Trust") was organized as a Massachusetts business trust on November 15, 1982. The Trust is a no-load, open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Trust is a "series" type of mutual fund which issues separate series of shares, each of which currently represents a separate portfolio of investments. The Trust's series of shares are issued and redeemed at net asset value without a sales load. This SAI relates to the shares of two portfolios ("Portfolios") of the Trust, High Yield Portfolio and Conseco 20 Focus Portfolio, each with its own investment objective or objectives and investment policies. There is no assurance that the Portfolios will achieve its investment objective. The Portfolios may be used independently or in combination.


     The shares of the Portfolios are offered to insurance companies in order to fund certain of their separate accounts used to support variable annuity and variable life insurance contracts (the "Contracts"). Although not currently doing so, Conseco Series Trust may also serve as an investment medium for qualified pension and retirement plans outside of the separate account context. The rights of an insurance company holding Trust shares for a separate account are different from the rights of the owner of a Contract. The terms
"shareholder" or "shareholders" in this SAI shall refer to the insurance companies, and not to any Contract owner.

     The Trust serves as the underlying investment medium for sums invested in Contracts issued by affiliated insurance companies, such as, Bankers National Life Insurance Company ("Bankers National"), Conseco Variable Insurance Company ("Conseco Variable"), and unaffiliated insurance companies. Trust shares are not offered directly to and may not be purchased directly by members of the public.

INVESTMENT RESTRICTIONS

     The Trust has adopted the following restrictions and policies relating to the investment of assets of the Portfolios and their activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of each Portfolio affected. Under the 1940 Act, the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares represented at a meeting at which more than 50 percent of the outstanding shares are represented or (ii) more than 50 percent of the outstanding shares. A change in policy affecting only one Portfolio may be effected with the approval of the holders of a "majority" of the outstanding shares of such Portfolio. The Trust may not, and each Portfolio may not (except as noted):

1. Purchase or sell commodities or commodity contracts except that a Portfolio may purchase or sell options, futures contracts, and options on futures contracts and may engage in interest rate and foreign currency transactions;

2. Borrow money, except that a Portfolio may: (a) borrow from banks, and (b) enter into reverse repurchase agreements, provided that (a) and (b) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings); and except that a Portfolio may borrow from any person up to 5% of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments);

3. Underwrite securities of other issuers except to the extent that a Portfolio may be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase or sale of portfolio securities;

4. With respect to 75% of the High Yield Portfolio's total assets, purchase the securities of any issuer if (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer or (b) the Portfolio would own more than 10% of the outstanding voting securities of that issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

5. Purchase any security if thereafter 25% or more of the total assets of the Portfolio would be invested in

--------------------------------------------------------------------------------
    securities of issuers having their principal business activities in the same industry; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

6. Purchase or sell real estate, except that a Portfolio may purchase securities which are issued by companies which invest in real estate or which are secured by real estate or interests therein;

7. Make loans of its assets if, as a result, more than 33-1/3% of the Portfolio's total assets would be lent to other parties except through (a) entering into repurchase agreements and (b) purchasing debt instruments; or

8.  Issue any senior security, except as permitted under the 1940 Act.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

    The following restrictions are designated as nonfundamental and may be changed by the Trust's Board of Trustees ("Board") without shareholder approval.

1. Sell securities short in an amount exceeding 15% of its assets, except that a Portfolio may, without limit, make short sales against the box. Transactions in options, futures, options on futures and other derivative instruments shall not constitute selling securities short;

2. Purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions and except that margin deposits in connection with transactions in options, futures, options on futures and other derivative instruments shall not constitute a purchase of securities on margin; or

3. Make loans of its assets, except that a Portfolio may enter into repurchase agreements and purchase debt instruments as set forth in its fundamental policy on lending and may lend portfolio securities in an amount not to exceed 33-1/3% of the value of the Portfolio's total assets.

INVESTMENT STRATEGIES

    In addition to the investment strategies described in the Prospectus, the HIGH YIELD PORTFOLIO may:

o Invest in below investment grade securities which include corporate debt securities and preferred stock, convertible securities, zero coupon securities, other deferred interest securities, mortgage-backed securities and asset-backed securities. The Portfolio may invest in securities rated as low as C by Moody's Investors Service, Inc. ("Moody's") or D by Standard & Poor's ("S&P"), securities comparably rated by another national statistical rating organization ("NRSRO"), or unrated securities of equivalent quality. Such obligations are highly speculative and may be in default or in danger of default as to principal and interest.

o Invest in high yield municipal securities. The interest on the municipal securities in which the Portfolio invests typically is not except from federal income tax.

o   Invest in zero coupon securities and payment-in-kind securities.

o Invest in equity and debt securities of foreign issuers, including issuers based in emerging markets. As a non-fundamental policy, the Portfolio may invest up to 50% of its total assets (measured at the time of investment) in foreign securities; however, the Portfolio presently does not intend to invest more than 25% of its total assets in such securities. In addition, the Portfolio presently intends to invest in foreign securities only through depositary receipts. See "Foreign Securities" below for further information.

o Invest in private placements, securities traded pursuant to Rule 144A under the 1933 Act (Rule 144A permits qualified institutional buyers to trade certain securities even though they are not registered under

--------------------------------------------------------------------------------
    the 1933 Act), or securities which, though not registered at the time of their initial sale, are issued with registration rights. Some of these securities may be deemed by the Adviser to be liquid under guidelines adopted by the Board. As a matter of fundamental policy, the Portfolio will not (1) with respect to 75% of the total assets, invest more than 5% in any one issuer, except for U.S. Government securities or (2) with respect to total assets, invest 25% or more in securities of issuers having their principal business activities in the same industry.

o The Portfolio's remaining assets may be held in cash, money market instruments, or securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities, or may be invested in common stocks and other equity securities when these types of investments are consistent with the objectives of the Portfolio or are acquired as part of a unit consisting of a combination of fixed income securities and equity investments. Such remaining assets may also be invested in investment grade debt securities, including municipal securities.

o Use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Portfolio's investment objectives. Such strategies and techniques include, but are not limited to, writing listed "covered" call and "secured" put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing options on such futures contracts; entering into foreign currency futures contracts, forward foreign currency contracts ("forward contracts") and options on foreign currencies; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements, reverse repurchase agreements and dollar rolls; investing in when-issued or delayed delivery securities; selling securities short; and entering into swaps and other interest rate transactions. See "Description of Securities and Investment Techniques" below for further information.


    In addition to the investment strategies described in the Prospectus, the CONSECO 20 FOCUS PORTFOLIO may:


o Invest in preferred stocks, convertible securities, and warrants, and in debt obligations when the Adviser believes that they are more attractive than stocks on a long-term basis. The debt obligations in which it invests will be primarily investment grade debt securities, U.S. Government securities, or short-term debt securities. However, the Portfolio may invest up to 5% of its total assets in below investment grade securities.

o Invest up to 25% of its total assets in equity and debt securities of foreign issuers. The Portfolio presently intends to invest in foreign securities only through depositary receipts. See "Foreign Securities" below for more information.

o Use a variety of investment techniques and strategies, including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short. See "Description of Securities and Investment Techniques" below for further information.

TEMPORARY DEFENSIVE POSITIONS

When unusual market or other conditions warrant, a Portfolio may temporarily depart from its investment objective. In assuming a temporary defensive position, each Portfolio may make investments as follows:

The High Yield Portfolio may invest in money market instruments without limit.

--------------------------------------------------------------------------------
The Conseco 20 Focus Portfolio may invest without limit in short-term debt securities and cash and money market instruments.


PORTFOLIO TURNOVER

    A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year. The Portfolios do not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving their respective objectives.

    Because of the Adviser's active management style, our Portfolios generally have a higher portfolio turnover than other portfolios and therefore, may have higher taxable distribution and increased trading costs with may impact performance.

    Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in realized short-term capital gains or losses.

    Because the Portfolios are new, there is no portfolio turnover rate to report.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

    The different types of securities and investment techniques common to one or more Portfolios all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates. The investments and investment techniques common to one or more Portfolios and their risks are described in greater detail below.

    The investment objectives of the Portfolios are not fundamental. All investment policies and practices described in this SAI are not fundamental, meaning that the Trust's Board of Trustees ("Board") may change them without shareholder approval.

    The following discussion describes in greater detail different types of securities and investment techniques used by the Portfolios, as well as the risks associated with such securities and techniques.

SMALL AND MEDIUM CAPITALIZATION COMPANIES


    The Conseco 20 Focus Portfolio may invest a substantial portion of its assets in securities issued by small- and mid-cap companies. While these companies generally have potential for rapid growth, investments in such companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies may lack the management experience, financial resources, product diversification, and competitive strengths of companies with larger market capitalizations. In addition, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, these securities may be subject to greater and more abrupt price fluctuations. When making large sales, a Portfolio may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and mid-cap company securities. As a result, an investment in any of these Portfolios may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The

--------------------------------------------------------------------------------
Adviser's research efforts may also play a greater role in selecting securities for these Portfolios than in a portfolio that invests in larger, more established companies.

PREFERRED STOCK

    Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

U.S. GOVERNMENT SECURITIES AND SECURITIES OF INTERNATIONAL ORGANIZATIONS

    U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

    Securities issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the "World Bank"), are not U.S. Government
securities. These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.

DEBT SECURITIES

    All  Portfolios  may  invest  in  U.S.  dollar-denominated   corporate  debt
securities of domestic issuers, and the Portfolios may invest in debt securities of foreign issuers that may or may not be U.S. dollar-denominated.

    The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade category debt securities, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated debt securities, and generally have some speculative characteristics. A debt security will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated BBB or Baa (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

    Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as price of some commodity. These securities may be convertible into preferred or common stock, or may be bought as part of a unit containing common stock. A debt security may be subject to redemption at the option of the issuer at a price set in the security's governing instrument.

    In selecting corporate debt securities for the Portfolios, the Adviser reviews and monitors the creditworthiness of each issuer and issue. The Adviser also analyzes interest rate trends and specific developments which it believes may affect individual issuers.

BELOW INVESTMENT GRADE SECURITIES

    IN GENERAL. The Portfolios may invest in below investment grade securities. Below investment grade securities (also referred to as "high yield securities) are securities rated BB+ or lower by S&P or Ba1 or lower

--------------------------------------------------------------------------------
by Moody's, securities comparably rated by another NRSRO, or unrated securities of equivalent quality. Below investment grade securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. As discussed below, these risks are significantly greater in the case of below investment grade securities.

    Below investment grade securities generally offer a higher yield than that available from higher-rated issues with similar maturities, as compensation for holding a security that is subject to greater risk. Below investment grade securities are deemed by rating agencies to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk or exposure to adverse conditions. Below investment grade securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

     Subsequent to purchase by a Portfolio (except the High Yield Portfolio), an issuer of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that its holdings do not exceed the permissible amount as set forth in the Prospectus and this SAI.

     EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of below investment grade securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Below investment grade securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of below investment grade securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain additional financing. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Portfolio's net asset value.

     PAYMENT EXPECTATIONS. Below investment grade securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Portfolio may have to replace the securities with a lower yielding security, which would result in a lower return.

      CREDIT RATINGS. Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. With regard to an investment in below investment grade securities, the achievement of a Portfolio's investment objective may be more dependent on the Adviser's own credit analysis than is the case for higher rated securities. Although the Adviser considers security ratings when making investment decisions, it does not rely solely on the ratings assigned by the rating services. Rather, the Adviser performs research and independently assesses the value of particular securities relative to the market. The Adviser's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer's responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

--------------------------------------------------------------------------------
     The Adviser buys and sells debt securities principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates.

     LIQUIDITY AND VALUATION. Below investment grade securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities. The lack of a liquid secondary market may negatively impact a Portfolio's ability to dispose of particular securities. The lack of a liquid secondary market for certain securities may also make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio's portfolio. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below investment grade securities, especially in a thinly traded market.

     Because of the many risks involved in investing in below investment grade securities, the success of such investments is dependent upon the credit analysis of the Adviser. Although the market for below investment grade securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

CONVERTIBLE SECURITIES

    A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure.

    The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which could have an adverse effect on a Portfolio's ability to achieve its investment objective.

MORTGAGE-BACKED SECURITIES


    Each Portfolio may invest in mortgage-backed securities. Mortgage-backed securities are interests in "pools" of mortgage loans made to residential home buyers including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities," below). These Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations," below), and in other types of mortgage-related securities. The Conseco 20 Focus Portfolio presently does not intend to invest more than 5% of its assets in mortgage-backed securities.


    MORTGAGE PASS-THROUGH SECURITIES. These are securities representing interests in "pools" of mortgages in which periodic payments of both interest and principal on the securities are made by "passing through" periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early

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repayment  of  principal  on  mortgage  pass-through  securities  (arising  from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, ("GNMA")), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC")). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

    GNMA CERTIFICATES. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

    FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA also issues REMIC certificates, which represent interests in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. Government.

    FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

    As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

    COLLATERALIZED MORTGAGE OBLIGATIONS AND MORTGAGE-BACKED BONDS. The Portfolios may purchase mortgage-backed securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a holder could sustain a loss. If new types of

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mortgage-related  securities  are  developed  and  offered  to  other  types  of investors, investments in such securities will be considered.

    STRIPPED MORTGAGE-BACKED SECURITIES. The High Yield Portfolio may invest in stripped mortgage-backed securities, which are derivative securities usually structured with two classes that receive different proportions of the interest and principal distributions from an underlying pool of mortgage assets. The Portfolio may purchase securities representing only the interest payment portion of the underlying mortgage pools (commonly referred to as "IOs") or only the principal portion of the underlying mortgage pools (commonly referred to as "POs"). Stripped mortgage-backed securities are more sensitive to changes in prepayment and interest rates and the market for such securities is less liquid than is the case for traditional debt securities and mortgage-backed securities. The yield on IOs is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of repayment may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio will fail to recoup fully its initial investment in these securities, even if they are rate high quality. Most IOs and Pos are regarded as illiquid and will be included in the Portfolio's limit on illiquid securities.

    RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage pass-through securities, such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions and IOs and POs, are subject to early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure). Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

ASSET-BACKED SECURITIES

    Asset-backed securities represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. Other asset-backed securities may be developed in the future.

ZERO COUPON BONDS


    The High Yield and Conseco 20 Focus Portfolios may invest in zero coupon securities. Zero coupon bonds are debt obligations which make no fixed interest payments but instead are issued at a significant discount from face value. Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest


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rate or other similar  factors.  The original  issue discount  approximates  the total amount of interest the bonds will accrue and compound over the period until maturity (or the first interest payment date) at a rate of interest reflecting the market rate at the time of issuance. Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

    The original issue discount on zero coupon bonds must be included in a Portfolio's income ratably as it accrues. Accordingly, to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, a Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Portfolio's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such sales could occur at a time which would be disadvantageous to a Portfolio and when the Portfolio would not otherwise choose to dispose of the assets.

PAY-IN-KIND BONDS

    The High Yield Portfolio may invest in pay-in-kind bonds. These bonds pay "interest" through the issuance of additional bonds, thereby adding debt to the issuer's balance sheet. The market prices of these securities are likely to respond to changes in interest rates to a greater degree than the prices of securities paying interest currently. Pay-in-kind bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Portfolio will realize no cash until the cash payment date and the Portfolio may obtain no return at all on its investment if the issuer defaults.

    The holder of a pay-in-kind bond must accrue income with respect to these securities prior to the receipt of cash payments thereon. To avoid liability for federal income and excise taxes, a Portfolio most likely will be required to distribute income accrued with respect to these securities, even though the Portfolio has not received that income in cash, and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

TRUST ORIGINATED PREFERRED SECURITIES

     The High Yield Portfolio may invest in trust originated preferred securities, a relatively new type of security issued by financial institutions such as banks and insurance companies and other issuers. Trust originated preferred securities represent interests in a trust formed by the issuer. The trust sells preferred shares and invests the proceeds in notes issued by the same entity. These notes may be subordinated and unsecured. Distributions on the trust originated preferred securities match the interest payments on the notes; if no interest is paid on the notes, the trust will not make current payments on its preferred securities. Issuers of the notes currently enjoy favorable tax treatment. If the tax characterization of these securities were to change adversely, they could be redeemed by the issuers, which could result in a loss to a Portfolio. In addition, some trust originated preferred securities are available only to qualified institutional buyers under Rule 144A.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     The High Yield Portfolio may invest in loan participations or assignments. In purchasing a loan participation or assignment, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Both the lending bank and the borrower may be deemed to be "issuers" of a loan participation. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and a Portfolio will be exposed to a risk of loss if the borrower defaults. There is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Loan participations may also be purchased by a Portfolio when the borrowing company is already in default. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where a Portfolio purchases a loan through an assignment, there is a possibility that the Portfolio will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to the Portfolio as a property owner.

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     In purchasing a loan  participation,  a Portfolio may have less  protection under the federal securities laws than it has in purchasing traditional types of securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, a Portfolio may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Portfolio may be subject to claims of the lead bank's creditors. A Portfolio's ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties. Many of the interests in loans purchased by a Portfolio will be illiquid and therefore subject to the Portfolio's limit on illiquid investments.

COLLATERALIZED BOND OBLIGATIONS

    A collateralized bond obligation ("CBO") is a type of asset-backed security. Specifically, a CBO is an investment grade bond which is backed by a diversified pool of high risk, high yield fixed income securities. The pool of high yield securities is separated into "tiers" representing different degrees of credit quality. The top tier of CBOs is backed by the pooled securities with the highest degree of credit quality and pays the lowest interest rate. Lower-tier CBOs represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tier typically receives the residual interest payments (I.E. money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tier of CBOs is especially sensitive to the rate of defaults in the collateral pool.

EURODOLLAR AND YANKEEDOLLAR OBLIGATIONS

    Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

FOREIGN SECURITIES

    These  securities  may  be  U.S.  dollar  denominated  or  non-U.S.   dollar
denominated. Foreign securities include securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof.

     Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit a Portfolio to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that may not move in a manner parallel to U.S. markets.

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, and the possible imposition of exchange controls or other foreign governmental laws or restrictions on foreign investments or repatriation of capital. In addition, with respect to certain countries, there is the possibility of nationalization or expropriation of assets; confiscatory taxation; political, social or financial instability; and war or other diplomatic developments that could adversely affect investments in those countries. Since a Portfolio may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities held by the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. A Portfolio generally will incur costs in connection with conversion between various currencies.

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    There may be less publicly  available  information  about a foreign  company than  about  a U.S.  company,  and  foreign  companies  may  not be  subject  to
accounting,   auditing,  and  financial  reporting  standards  and  requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

    All of the foregoing risks may be intensified in emerging markets.

    Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors in all cases.

    ADRs are  certificates  issued by a U.S. bank or trust company  representing the right to receive securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Portfolio may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of such ADRs. European Depository Receipts ("EDRs") are certificates issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. EDRs are designed for use in European securities markets.

RESTRICTED SECURITIES, 144A SECURITIES AND ILLIQUID SECURITIES

    The Portfolios may invest in restricted securities such as private placements, and in 144A Securities. Once acquired, restricted securities may be sold by a Portfolio only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. If sold in a privately negotiated transaction, a Portfolio may have difficulty finding a buyer and may be required to sell at a price that is less than the Adviser had anticipated. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally considered illiquid.

    Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. The Adviser, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid.

    A Portfolio may not invest in any illiquid restricted security if, after acquisition thereof, more than 15 percent of the Portfolio's assets would be invested in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    When-issued and delayed delivery transactions arise when securities are bought with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. The Trust bears the risk that, on the settlement date, the market value of the securities may vary from the purchase price. At the time the

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Trust makes a  commitment  to purchase  securities  on a when- issued or delayed delivery basis, it will record the transaction and reflect the value each day of such securities in determining the net asset value of the Portfolio in question. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent the Trust engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with the investment objective and policies of the respective Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting when-issued and delayed delivery transactions, cash or liquid securities of a Portfolio in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. The Adviser will ensure that such assets are segregated at all times and are sufficient to satisfy these obligations. The Portfolio may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is the Trust's policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

VARIABLE AND FLOATING RATE SECURITIES

    Each Portfolio may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

    Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

     Each Portfolio may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Portfolios may each invest in obligations of foreign branches of domestic commercial banks and foreign banks. See "Foreign Securities" below for information regarding risks associated with investments in foreign securities.

    The Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

1. The bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard & Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Adviser, similar credit-worthiness to institutions having outstanding securities so rated;

2.   In the case of a U.S. bank or S&L, its deposits are federally insured; and

3. In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

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COMMERCIAL PAPER

     Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

    Each Portfolio may enter into repurchase agreements and reverse repurchase agreements. Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. In these transactions, a Portfolio purchases U.S. Treasury obligations or U.S. Government securities (the "underlying securities") from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return to the Portfolio. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Portfolio would realize a loss. A repurchase transaction will be subject to guidelines approved by the Board of Trustees of the Trust, which include monitoring the credit-worthiness of the parties with which the Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

    A reverse repurchase agreement involves the temporary sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price. Such agreements are short-term in nature. A Portfolio will segregate cash or liquid securities whenever it enters into reverse repurchase agreements. Such transactions may be considered to be borrowings.

MORTGAGE DOLLAR ROLLS

    In a mortgage dollar roll, a Portfolio sells a fixed income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security (same type, coupon and maturity) on a specified future date. During the roll period, the Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by any interest earned on the proceeds of the initial sale.

    In accordance with regulatory requirements, a Portfolio will segregate cash or liquid securities whenever it enters into mortgage dollar rolls. Such transactions may be considered to be borrowings for purposes of the Portfolios' fundamental policies concerning borrowings.

WARRANTS

    The holder of a warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit or loss than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Portfolio would lose its entire investment in such warrant.

INTEREST RATE TRANSACTIONS

     Each of these Portfolios may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest

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rate  caps,  floors  and  collars.  A  Portfolio  expects  to enter  into  these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. A Portfolio may also enter into these transactions to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date. Each Portfolio intends to use these transactions as a hedge and not as speculative investments.

     Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines elements of buying a cap and selling a floor.

     A Portfolio may enter into interest rate swaps, caps, floors, and collars on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such transactions on a net basis, i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate swap, cap, floor, or collar will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the custodian.

     A Portfolio will not enter into any interest rate transaction unless the unsecured senior debt or the claims- paying ability of the other party thereto is rated in the highest rating category of at least one NRSRO at the time of entering into such transaction. If there is a default by the other party to such transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents. As a result, the swap market has become well established and provides a degree of liquidity. Caps, floors and collars are more recent innovations which tend to be less liquid than swaps.

STEP DOWN PREFERRED SECURITIES

     Step down perpetual preferred securities are issued by a real estate investment trust ("REIT") making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but declines yearly. The securities are subject to call if the REIT suffers an unfavorable tax event, and to tender by the issuer's equity holder in the tenth year; both events could be on terms unfavorable to the holder of the preferred securities. The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.

FUTURES CONTRACTS

    Each of these Portfolios may purchase and sell futures contracts solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held by a Portfolio or which a Portfolio intends to purchase, and not for purposes of speculation. For information about foreign currency futures contracts, see "Foreign Currency Transactions" below.

    GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by

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entering  into  an  offsetting  sale or  purchase,  respectively,  for the  same aggregate amount of the same financial instrument on the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

    At the time a Portfolio enters into a futures contract, an amount of cash, or liquid securities equal to the fair market value less initial margin of the futures contract, will be deposited in a segregated account with the Trust's custodian to collateralize the position and thereby ensure that such futures contract is covered. A Portfolio may be required to deposit additional assets in the segregated account in order to continue covering the contract as market conditions change. In addition, each Portfolio will comply with certain regulations of the Commodity Futures Trading Commission to qualify for an exclusion from being a "commodity pool operator".

    INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

    The Portfolios may purchase and sell interest rate futures as a hedge against changes in interest rates that adversely impact the value of debt instruments and other interest rate sensitive securities being held by a Portfolio. A Portfolio might employ a hedging strategy whereby it would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

    A Portfolio would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Portfolio to give up income on its investment since long-term rates normally exceed short-term rates.

    OPTIONS ON FUTURES CONTRACTS. Each of the Portfolios may purchase options on interest rate futures contracts, although these Portfolios will not write options on any such contracts. A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. In most cases, however, a Portfolio would close out its position before expiration by an offsetting purchase or sale.

    The Portfolios may enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described in "Options on Securities" below.


    STOCK INDEX FUTURES CONTRACTS. The Conseco 20 Focus Portfolio may purchase and sell stock index futures contracts. A "stock index" assigns relative values to the common stocks included in an index (for example, the Standard & Poor's 500 and Composite Stock Price Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is


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purchased  or sold,  of an amount of cash  equal to a  specified  dollar  amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

    To the extent that changes in the value of a Portfolio correspond to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

1. When a sale of portfolio securities at that time would appear to be disadvantageous in the long-term because such liquidation would:

     a.  Forego possible appreciation,

     b. Create a situation in which the securities would be difficult to repurchase, or

     c.  Create substantial brokerage commission;

2. When a liquidation of part of the investment portfolio has commenced or is contemplated, but there is, in the Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or

3.   To close out stock index futures purchase transactions.

    Where the Adviser anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against the possibility of not participating in such advance at a time when a Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

1. If the Portfolio is attempting to purchase equity positions in issues which it may have or is having difficulty purchasing at prices considered by the Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or

2.   To close out stock index futures sales transactions.

    RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect a Portfolio against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the underlying component. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Portfolio's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and credit-worthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

    There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only

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price  movements  during a particular  trading day and therefore  does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and without a significant trading history. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

    A Portfolio will only enter into futures contracts or futures options which are standardized and traded on a U.S. exchange or board of trade. A Portfolio will not enter into a futures contract or purchase a futures option if immediately thereafter the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures options positions, excluding transactions entered into for bona fide hedging purposes and less the amount by which any such positions are "in-the-money" (i.e., the amount by which the value of the contract exceeds the exercise price), would exceed 5 percent of the Portfolio's net assets.

OPTIONS ON SECURITIES AND SECURITIES INDICES


     The Conseco 20 Focus Portfolio may purchase put and call options on securities, and put and call options on stock indices, at such times as the Adviser deems appropriate and consistent with a Portfolio's investment objective. Such Portfolio may write listed "covered" calls and "secured" put options. The Conseco 20 Focus Portfolio may write covered and secured options with respect to not more than 25 percent of its net assets. The Conseco 20 Focus Portfolio may purchase call and put options with a value of up to 5 percent of its net assets. The Portfolio may enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.


    PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable a Portfolio to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio would continue to receive interest income on such security.

    A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities which the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the option which is sold.

    WRITING COVERED CALL AND SECURED PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, each Portfolio may each write "covered" call and "secured" put options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice from OCC if exchanged traded requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

    In order to earn additional income or to protect partially against increases in the value or securities to be

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purchased,  the  Portfolios may write  "secured" put options.  During the option period, the writer of a put option may be assigned an exercise notice requiring the writer to purchase the underlying security at the exercise price.

    A Portfolio may write a call or put option only if the call option is "covered" or the put option is "secured" by the Portfolio. Under a covered call option, the Portfolio is obligated, as the writer of the option, to own the underlying securities subject to the option or hold a call at an equal or lower exercise price, for the same exercise period, and on the same securities as the written call. Under a secured put option, a Portfolio must maintain, in a segregated account with the Trust's custodian, cash or liquid securities with a value sufficient to meet its obligation as writer of the option. A put may also be secured if the Portfolio holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.


     OPTIONS ON SECURITIES INDICES. Call and put options on securities indices also may be purchased or sold by the Conseco 20 Focus Portfolio for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The purchase of such options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.


    RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, a Portfolio may be unable to close out a position, for example, if trading restrictions or suspensions are imposed on the options markets. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security or securities in a segregated account while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to options or their underlying securities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on certain types of orders.

    There also can be no assurance that a Portfolio would be able to liquidate an over-the-counter ("OTC") option at any time prior to expiration. In contrast to exchange-traded options where the clearing organization

                                       20

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affiliated with the particular  exchange on which the option is listed in effect guarantees completion of every exchange-traded option, OTC options are contracts
between  a  Portfolio  and  a  counter-party,   with  no  clearing  organization
guarantee. Thus, when a Portfolio purchases an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing transaction with the dealer from whom the Portfolio originally purchased the option.

    Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

FOREIGN CURRENCY TRANSACTIONS

    A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. The Portfolio may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Portfolio will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The Portfolio will not commit more than 15 percent of its total assets computed at market value at the time of commitment to a foreign currency futures or forward currency contracts. The Portfolio will purchase and sell such contracts for hedging purposes and not as an investment. The Portfolio will not enter into a foreign currency contract with a term of greater than one year.

    Forward  currency   contracts  are  not  traded  on  regulated   commodities
exchanges. A Portfolio entering into a forward currency contract incurs the risk of default by the counter party to the transaction.

    There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a foreign currency futures or forward currency position, in which case a Portfolio might not be able to effect a closing purchase transaction at any particular time. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

    Although each Portfolio values assets daily in U.S. dollars, it does not intend to physically convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

OPTIONS ON FOREIGN CURRENCIES

    Each of these Portfolios may invest in call and put option on foreign currencies. A Portfolio may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Portfolio may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

    A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a

                                       21

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foreign  security  denominated  in the  hedged  currency,  during the period the
Portfolio holds the foreign security, or between the day the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should increase relative to the U.S. dollar. The Portfolio will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. The Portfolio may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

    An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolios will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If a Portfolio cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

SEGREGATION AND COVER FOR OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS

    The use of the financial instruments discussed above, I.E., interest rate transactions (including swaps, caps, floors and collars), futures contracts, options on future contacts, options on securities and securities indices, and forward contracts (collectively, "Financial Instruments"), may be subject to applicable regulations of the SEC, the several exchanges upon which they are traded, and/or the Commodity Futures Trading Commission ("CFTC").

    Each Portfolio is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). No Portfolio will enter into such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

SECURITIES LENDING


    The High Yield and Conseco 20 Focus Portfolios may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, U.S. Government securities, and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. The High Yield and Conseco 20 Focus Portfolios will not make such loans if, as a result, the aggregate amount of all outstanding securities loans would exceed 33 1/3% of the Portfolio's total assets. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Portfolios seek to minimize this risk by making loans only to borrowers which are deemed by the Adviser to be of good financial standing and that have been approved by the Board.


BORROWING

     Each Portfolio may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Portfolio would have asset

                                       22

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coverage of 300 percent.  Leveraging by means of borrowing  will  exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The use of derivatives in connection with leverage may create the potential for significant losses. The Portfolios may pledge assets in connection with permitted borrowings. As a matter of fundamental policy, the Portfolios may (1) borrow money from banks and (2) enter into reverse repurchase agreements, provided that (1) and (2) in combination do not exceed 33 1/3 of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolios may borrow from any person up to 5% of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments).

INVESTMENT IN SECURITIES OF OTHER INVESTMENT COMPANIES

    Each Portfolio may purchase securities of other investment companies. Such securities have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds such as the Trust to invest in other investment companies within prescribed limitations. An investment company may invest in other investment companies if at the time of such investment (1) it does not purchase more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) the investment in all investment companies does not exceed 10 percent of assets.

    Investment companies in which the Portfolios may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, investors in a Portfolio that invested in other investment companies would indirectly bear costs associated with those investments as well as the costs associated with investing in the Portfolio. The percentage limitations described above significantly limit the costs a Portfolio may incur in connection with such investments.

SHORT SALES

    The Portfolios may effect short sales. A short sale is a transaction in which a Portfolio sells a security in anticipation that the market price of the security will decline. A Portfolio may effect short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns or anticipates acquiring, or in similar securities, and (ii) to maintain flexibility in its holdings. In a short sale "against the box," at the time of sale the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security. Under applicable guidelines of the SEC staff, if a Portfolio engages in a short sale (other than a short sale against-the-box), it must put an appropriate amount of cash or liquid securities in a segregated account (not with the broker).

The effect of short selling on a Portfolio is similar to the effect of leverage. Short selling may exaggerate changes in a Portfolio's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to a Portfolio.

INVESTMENT PERFORMANCE

STANDARDIZED YIELD QUOTATIONS

    Each class of the Portfolios may advertise investment performance figures, including yield. Each class' yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((A-B)/CD)+1)6-1]

Where:

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A = the  dividends  and  interest  earned  during the period.
B = the  expenses accrued for the period (net of reimbursements, if any).
C = the average daily number of shares  outstanding  during the period that were entitled to receive  dividends.
D = the maximum offering price per share on the last day of the period.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

     Each class of the Portfolios may advertise its total return and its cumulative total return. The total return will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

P (1+T)n=ERV

                                       24

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Where:
P = a  hypothetical  initial  payment of $1,000.
T = the average  annual  total return.
n = the number of years.
ERV = the ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

NON-STANDARDIZED PERFORMANCE

     In addition, in order to more completely represent a Portfolio's performance or more accurately compare such performance to other measures of investment return, a Portfolio also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is required to be quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

    From time to time, the Portfolios may advertise their performance compared to similar funds or types of investments using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

    The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. stock market.

    The Standard & Poor's MidCap 400 Index consists of 400 domestic stocks of companies whose market capitalizations range from $201 million to $14.4 billion, with a median market capitalization of $2.1 billion.

    The Merrill Lynch High Yield Master Index consists of publicly placed nonconvertible, coupon-bearing US domestic debt and carries a term to maturity of at least one year. Par amounts outstanding are not less than $10 million at the start and at the close of the performance measurement period. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e., DDD1 or less). The index excludes floating rate debt, equipment trust certificates and Title 11 securities.

    In addition, from time to time in reports and promotions (1) a Portfolio's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services and Morningstar, Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives, and assets; or (b) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in a Portfolio; (3) other statistics such as GNP and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or statistics derived by other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes of a Portfolio or the general economic, business, investment, or financial environment in which a Portfolio operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of a Portfolio's performance; and (5) the sectors or industries in which a Portfolio invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Portfolio's historical performance or current or potential value with respect to the particular industry or sector.


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SECURITIES TRANSACTIONS

    The Adviser is responsible for decisions to buy and sell securities for the Trust, broker-dealer selection, and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. A substantial portion of the Trust's portfolio transactions in fixed income securities will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Trust. In certain instances, the Adviser may make purchases of underwritten issues at prices which include underwriting fees.

    In selecting a broker-dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; and the size of contribution of the broker-dealer to the investment performance of the Trust on a continuing basis. The Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by the Investment Advisory Agreement in question or otherwise solely by reason of its having caused the Trust to pay a broker-dealer that provides brokerage and research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to its clients. The Adviser allocates the orders placed by it on behalf of the Trust to such broker-dealers who also provide research or statistical material, or other services to the Trust, the Adviser or its clients. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations periodically to the Trust indicating the broker-dealers to whom such allocations have been made and the basis therefor. Broker-dealers may be selected who provide brokerage and/or research services to the Trust and/or other accounts over which the Adviser exercises investment discretion. Such services may include advice concerning the value of securities (including providing quotations as to securities); the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

     The Adviser shall not be deemed to have acted unlawfully, or to have breached any duty created by a Portfolio's Investment Advisory Agreement or otherwise, solely by reason of its having caused the Portfolio to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Portfolio. The Adviser allocates orders placed by it on behalf of these Portfolios in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to a Portfolio indicating the broker-dealers to whom such allocations have been made and the basis therefor.

    The receipt of research from broker-dealers may be useful to the Adviser in rendering investment management services to these Portfolios and/or the Adviser's other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to these Portfolios. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions. Orders on behalf of the Trust may be bunched with orders on behalf of other clients of the Adviser.

    The Board of Trustees periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

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MANAGEMENT

THE ADVISER

    Conseco Capital Management, Inc. (the "Adviser") provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares reports for the Trust, monitors compliance by the Trust in its investment activities and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of unaffiliated Trustees of the Trust.

    The Adviser is a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-owned financial services company, the principal operations of which are in development, marketing and administration of specialized annuity, life and health insurance products. Conseco's offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032. The Adviser manages and serves as adviser to other registered investment companies and manages the invested assets of Conseco, which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates. The Adviser also manages foundations, endowments, public and corporate pension plans, and private client accounts. As of June 30, 1999, the Adviser managed in excess of $41.0 billion in assets.

    The Investment Advisory Agreements provide that the Adviser shall not be liable for any error in judgment or mistake of law or for any loss suffered by the Trust in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreements provide that the Adviser is not protected against any liability to the Trust or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreements or the violation of any applicable law.


    Because these are new portfolios, no advisory fees were paid, reimbursed and/or waived in the prior year. Under the terms of the Investment Advisory Agreements, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of 0.70% of the average daily net asset value of the High Yield Portfolio and the Conseco 20 Focus Portfolio.


    Pursuant to a contractual arrangement with the Trust, the Adviser has agreed to waive fees and/or reimburse expenses through April 30, 2001, so that annual operating expenses of each Portfolio are limited to the following net expenses:
0.80%  for the  High  Yield  Portfolio;  and  0.80%  for the  Conseco  20  Focus
Portfolio. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses.

    Conseco Variable Insurance Company and Bankers National Life Insurance Company, subsidiaries of Conseco, Inc., hold a majority of the outstanding shares of Conseco Series Trust for the benefit of contract owners.

OTHER SERVICE PROVIDERS

    THE ADMINISTRATOR. Conseco Services, LLC, a wholly owned subsidiary of Conseco, acts as Administrator to the Trust. Under the agreement, the Administrator will supervise the overall administration of the Portfolios. These administrative services may include supervising the preparation and filing of all documents required for compliance by the Portfolios with applicable laws and regulations, supervising the maintenance of books and records, and other general administrative responsibilities. For providing these services, the Administrator receives a fee from each Portfolio as follows: 0.10% for the first $100 million; 0.08% for the second $100 million; and 0.06% in excess of $200 million.

    CUSTODIAN. The Bank of New York , 90 Washington Street, 22nd Floor, New York, New York 10826, serves as custodian of the assets of each Portfolio.

    INDEPENDENT  ACCOUNTANTS/AUDITORS.   PricewaterhouseCoopers  LLP,  2900  One
American Square, Box 82002, Indianapolis, Indiana 46282-0002 serves as the Trust's independent accountant.

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TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust, their affiliations, if any, with the Adviser and their principal occupations are set forth below. As of the date of this Prospectus, Messrs. Parrish and LeCroy are Owners of contracts with Conseco Variable Insurance Company; none of the other Trustees or officers own any of the shares of any of the Portfolios, either directly or through ownership of the Contracts.

    NAME, ADDRESS                                 POSITION HELD WITH                      PRINCIPAL OCCUPATION(S)
        AND AGE                                    TRUST OR ADVISER                         DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
WILLIAM P. DAVES, JR. (74)                        Chairman of the Board,   Consultant    to    insurance    and    healthcare
5723 Trail Meadow                                 Trustee                  industries.  Director,   Chairman of the Board and
Dallas, TX 75230                                                           Chief Executive  Officer,    FFG   Insurance   Co.
                                                                           Chairman  of  the  Board   and  Trustee  of  other
                                                                           mutual funds managed by the Adviser.

MAXWELL E. BUBLITZ* (44)                          President and Trustee    Chartered   Financial   Analyst.   President   and
11825 N. Pennsylvania St.                                                  Director,   Adviser.   Previously,   Senior   Vice
Carmel, IN 46032                                                           President,   Adviser.  President  and  Trustee  of
                                                                           other mutual funds managed by the Adviser.

HAROLD W. HARTLEY (76)                            Trustee                  Retired. Chartered Financial Analyst.  Previously,
502 Canal Cove Court                                                       Executive  Vice   President,   Tenneco   Financial
Ft. Myers Beach, Fl 33931                                                  Services,  Inc.  Trustee  of  other  mutual  funds
                                                                           managed by the Adviser.  Director  Ennis  Business
                                                                           Forms, Inc.

DR. R. JAN LECROY (68)                            Trustee                  Retired.  Previously,  President,  Dallas Citizens
841 Liberty                                                                Council.  Trustee of other  mutual  funds  managed
Dallas, TX 75204                                                           by the  Adviser.  Director,  Southwest  Securities
                                                                           Group, Inc.

DR. JESSE H. PARRISH (72)                         Trustee                  Former   President,    Midland   College.   Higher
2805 Sentinel                                                              Education  Consultant.  Trustee  of  other  mutual
Midland, TX 79701                                                          funds managed by the Adviser.

DAVID N. WALTHALL (54)                            Trustee                  Principal,   Walthall  Asset  Management.   Former
1 Galleria Tower, Suite 1050                                               President,  Chief  Executive  Officer and Director
13355 Noel Road                                                            of Lyrick  Corporation.  Formerly,  President  and
Dallas, TX 75240                                                           CEO,   Heritage   Media   Corporation.   Formerly,
                                                                           Director,  Eagle National  Bank.  Trustee of other
                                                                           mutual funds managed by the Adviser.

--------------------------------------------------------------------------------

WILLIAM P. KOVACS (53)                            Vice President and       Vice President,  Senior Counsel,  Secretary, Chief
11825 N. Pennsylvania St.                         Secretary                Compliance  Officer and Director of Adviser.  Vice
Carmel, IN 46032                                                           President,    Senior   Counsel,    Secretary   and
                                                                           Director,   Conseco   Equity   Sales,   Inc.  Vice
                                                                           President  and  Secretary  of other  mutual  funds
                                                                           managed  by  the  Adviser.  Previously,  Associate
                                                                           Counsel,  Vice President and Assistant  Secretary,
                                                                           Kemper  Financial  Services,   Inc.   (1989-1996);
                                                                           previous   to  Of   Counsel,   Rudnick   &   Wolfe
                                                                           (1997-1998);  previous  to Of  Counsel,  Shefsky &
                                                                           Froelich (1998).

JAMES S. ADAMS (40)                               Treasurer                Senior Vice  President,  Bankers  National,  Great
11815 N. Pennsylvania St.                                                  American    Reserve.    Senior   Vice   President,
Carmel, IN 46032                                                           Treasurer,  and  Director,  Conseco  Equity Sales,
                                                                           Inc. Senior Vice President and Treasurer,  Conseco
                                                                           Services,  LLC.  Treasurer  of other  mutual funds
                                                                           managed by the Adviser.

WILLIAM T. DEVANNEY, JR.  (44)                    Vice President,          Senior Vice President,  Corporate  Taxes,  Bankers
11815 N. Pennsylvania St.                         Corporate Taxes          National and Great American  Reserve.  Senior Vice
Carmel, IN 46032                                                           President,  Corporate Taxes, Conseco Equity Sales,
                                                                           Inc.  and Conseco  Services  LLC.  Vice  President
                                                                           of  other mutual funds managed by the Adviser.

--------------------------------------------------------------------------------
* The Trustee so indicated is an "interested person," as defined in the Investment Company Act of 1940, of the Trust due to the positions indicated with the Adviser and its affiliates.

The following table shows the compensation of each disinterested Trustee for the fiscal year ending December 31, 1998 for affiliated investment companies within the Fund Complex. In addition to Conseco Series Trust, the Fund Complex consists of: Conseco Fund Group and Conseco Strategic Income Fund.

                               COMPENSATION TABLE

                                                         Total Compensation
                                                      from Investment Companies
                          Aggregate Compensation        in the Trust Complex
Name of Person, Position     From the Trust               Paid to Trustees
------------------------     --------------               ----------------
William P. Daves, Jr.            $9,000                        $26,000
                                                    (2 other investment company)

Harold W. Hartley                $9,000                        $26,000
                                                    (2 other investment company)

Dr. R. Jan LeCroy                $9,000                        $26,000
                                                    (2 other investment company)

--------------------------------------------------------------------------------
Dr. Jesse H. Parrish             $9,000                        $26,000
                                                    (2 other investment company)

David N. Walthall                $6,000                        $8,000
                                                    (2 other investment company)

NET ASSET VALUES OF THE SHARES OF THE PORTFOLIOS

THE VALUE OF THE SECURITIES OF THE PORTFOLIOS

    Securities held by all Portfolios will be valued as follows: Portfolio securities which are traded on stock exchanges are valued at the closing market prices on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the closing bid and asked prices as quoted by one or more dealers that make markets in such securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. In valuing below investment grade securities, it should be recognized that judgment plays a greater role than is the case with respect to securities for which a broader range of dealer quotations and last sale information is available. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

    Investors should understand that, as Owners, they will not receive directly any dividends or other distributions from the Trust or any of the Portfolios. All such dividends and other distributions are payable to, and reinvested by, the separate accounts of the insurance company in which contract premiums are invested.

    It is each Portfolio's intention to distribute sufficient net investment income to avoid the imposition of federal income tax on the Portfolio. Each portfolio also intends to distribute sufficient income to avoid the application of any federal excise tax. For dividend purposes, the net investment income of each Portfolio consists of all dividends and/or interest received less its estimated expenses (including fees payable to the Adviser).

    Distributions of each Portfolio's net capital gains (the excess of net long-term capital gain over net short-term capital loss), net short-term gains, and net realized gains from foreign currency transactions, if any, is declared and paid to its shareholders annually after the close of its fiscal year. See the applicable Contract prospectus for information regarding the federal income tax treatment of distributions to the insurance company separate accounts.

     Each Portfolio of the Trust is treated as a separate corporation for federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As such, a portfolio will not be subject to federal income tax on the part of its net investment income and net realized capital gains that it distributes to shareholders. To qualify for treatment as a "regulated investment company," each Portfolio must, among other things, derive at least 90 percent of its gross income for each taxable year from dividends, interest and gains from the sale or other disposition of securities.

GENERAL

    The Trustees themselves have the power to alter the number and terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal

--------------------------------------------------------------------------------
procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold Annual Meetings of Shareholders for action by shareholders' vote except as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the holders of 10 percent of the Trust's shares. In addition, 10 or more shareholders meeting certain conditions and holding the lesser of $25,000 worth or 1 percent of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give those shareholders access to the shareholder list or, if requested by those shareholders, mail at the shareholders' expense the shareholders' communication to all other shareholders. See the Contract and Policy Prospectuses for information as to the voting of shares by Owners.

    Each issued and outstanding share of each Portfolio is entitled to participate equally in dividends and distributions of the respective Portfolio and in the net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each Portfolio have no preference, preemptive, conversion, exchange or similar rights, and are freely transferable.

    Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series (such as the Portfolios) outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases on which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

    Under Massachusetts law, shareholders of a trust such as the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a trust such as the Trust to be held personally liable as a partner under certain circumstances, the risk of a Contract Owner incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    The Trust and the Adviser have Codes of Ethics governing the personal securities transactions of officers and employees. These codes require prior approval for certain transactions and prohibit transactions which may be deemed to conflict with the securities trading of the Adviser's clients.

                              CONSECO SERIES TRUST
                              ADMINISTRATIVE OFFICE
                          11815 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032


SAI-100 (12/99)                                                December 22, 1999

                              CONSECO SERIES TRUST
                              High Yield Portfolio
                           Conseco 20 Focus Portfolio


Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

o   Cover Sheet

Contents of Registration Statement:

o   Part A- Prospectus


o   Part B- Statement of Additional Information


o   Part C- Other Information

            Signature Pages

            Exhibits

                                     PART A

                                     PART B

                                     PART C

                              CONSECO SERIES TRUST


                              High Yield Portfolio
                           Conseco 20 Focus Portfolio


                       REGISTRATION STATEMENT ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a)      Articles of Incorporation:

              -- Amended Declaration of Trust, incorporated herein by reference to Exhibit 1 (i) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1 (File No. 2-80455) filed on June 28, 1983; Amendment to Amended Declaration of Trust, incorporated by reference to Exhibit No. 1 (ii) to Post-Effective Amendment No. 1 to the
                      Registration Statement of Form N-1A (File No. 2-80455) April 20, 1984; Amendment to Amended Declaration of Trust incorporated by reference to Exhibit No. 1 (iii) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 2-80455) April 28, 1993. All exhibits incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement (SEC File No. 2-80455), were filed November 5, 1998.

     (b)      Bylaws

              -- By-Laws, incorporated by reference to Exhibit No. 2 to the Registration Statement on Form N-1 (File No. 2-80455). All exhibits incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement (SEC File No. 2-80455), were filed November 5, 1998.

     (c)      Instruments Defining Rights of Security Holders

              --      Not Applicable.

     (d)      Investment Advisory Contracts

              -- Investment Advisory Agreements, incorporated by reference to Exhibit No. 5 to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-80455) March 3, 1988; and an Investment Advisory Agreement dated January 1, 1993 between the Registrant and Conseco Capital Management, Inc. incorporated by reference to Exhibit No. 5 (ii) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 2-80455) April 28, 1993. All exhibits incorporated by reference to Post-Effective Amendment No. 24 to the Registration

                      Statement (SEC File No. 2-80455), were filed November 5, 1998.


              -- Form of Investment Advisory Agreements for the High Yield Portfolio and the Conseco 20 Focus Portfolio are filed herewith.


     (e)      Underwriting Contracts

              --      Not Applicable.

     (f)      Bonus or Profit Sharing Contracts

              --      Not Applicable.

     (g)      Custodian Agreements

              -- Custodian Agreement incorporated by reference to Exhibit No. 8 to the Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 2-80455) April 28, 1993; and Custodian Agreement incorporated by reference to Exhibit No. (g) to the Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-80455) May 3, 1999.

     (h)      Other Material Contracts

              -- Administration Agreement incorporated by reference to Exhibit No. (h) to the Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-80455) May 3, 1999;


              -- Form of Amended Schedule A to the Administration Agreement filed herewith.


     (i)      Legal Opinion


              --      Consent and Opinion of Counsel:  Filed herewith.


     (j)      Consent of Independent Accountants

              --      None

     (k)      Omitted Financial Statements

              --      Not Applicable.

     (i)      Letter of Intent

              --      Not Applicable.

     (m)      Rule 12b-1 Plan

              --      Not Applicable.

     (n)      Financial Data Schedule.

              --      None

     (o)      Rule 18f-3 Plan

              --      Not Applicable.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns the principal companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

     CONSECO, INC. (Indiana) - (publicly traded)

         Conseco Capital Management, Inc. (Delaware)

         Marketing Distribution Systems Consulting Group, Inc. (Delaware)

                  MDS of New Jersey, Inc. (New Jersey)

         Conseco Equity Sales, Inc. (Texas)

         Conseco Risk Management, Inc. (Indiana)

         Conseco Mortgage Capital, Inc. (Delaware)

         Conseco Group Risk Management Company (Mississippi)

         Green Tree Financial Corporation (Delaware)

         CIHC, Incorporated (Delaware)

                  Conseco Services, LLC (Indiana)

                  Conseco Marketing, LLC (Indiana)

         Conseco Financial Services, Inc. (Delaware)

         Bankers National Life Insurance Company (Texas)

                  National Fidelity Life Insurance Company (Missouri)

         Bankers Life Insurance Company of Illinois (Illinois)

                  Bankers Life & Casualty Company (Illinois)

                          Certified Life Insurance Company (Illinois)

         Jefferson National Life Insurance Company of Texas (Texas)

                  Conseco Direct Life Insurance Company (Pennsylvania)

                  Conseco Annuity Assurance Company (Illinois)

                          Vulcan Life Insurance Company (Indiana)

                  Conseco Senior Health Insurance Company (Pennsylvania)

                          Continental Life Insurance Company (Texas)

                          United General Life Insurance Company (Texas)

                          Conseco Life Insurance Company of New York (New York)

                  Conseco Variable Insurance Company (Texas)

                  Providential Life Insurance Company (Arkansas)

                  Washington National Corporation (Delaware)

                          Washington National Insurance Company (Illinois)

                          United Presidential Corporation (Indiana)

                                   United Presidential Life Insurance Company

                                                 (Indiana)

         Wabash Life Insurance Company (Kentucky)

                  Conseco Life Insurance Company (Indiana)

         Lincoln American Life Insurance Company (Tennessee)

                  Pioneer Financial Services, Inc.  (Delaware)

                          Geneva International Insurance Company, Inc. (Turks

                                   and Caicos Islands)

                          Pioneer Life Insurance Company (Illinois)

                                   Health and Life Insurance Company of America

                                                 (Illinois)

                                   Manhattan National Life Insurance Company

                                                 (Illinois)

                                                 Conseco Medical Insurance

                                                      Company (Illinois)

         Capital American Financial Corporation (Ohio)

                  Conseco Health Insurance Company (Arizona)

                  Frontier National Life Insurance Company (Ohio)

         Consumer Acceptance Corporation (Indiana)

                          General Acceptance Corporation (Indiana)

                          NAL Financial Group, Inc. (Delaware)

         Conseco Series Trust (Massachusetts)*

         Conseco Fund Group (Massachusetts) (publicly held)**

         Conseco Strategic Income Fund (Massachusetts) (publicly held) ***

* The shares of Conseco Series Trust currently are sold to insurance separate accounts, both affiliated and unaffiliated.

** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 35% of its shares.

*** The shares of the Conseco Strategic Income Fund, a closed-end management investment company, are traded on the New York Stock Exchange.

ITEM 25.  INDEMNIFICATION

     Reference is made to Articles II and V of the Declaration of Trust filed as Exhibit (1) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 2-80455) June 19, 1984. Reference is also made to Article VII of the Investment Advisory Agreements filed as Exhibit (5) to Post-Effective Amendment No. 8 and Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 2-80455) March 3, 1988 and April 28, 1993, respectively.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Conseco Capital Management, Inc. (the "Adviser") is an Indiana corporation which offers investment advisory services. The Adviser is a wholly-owned subsidiary of Conseco, Inc., also an Indiana corporation, a publicly owned financial services company. Both the Adviser's and Conseco, Inc.'s offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

     The principal officers and directors of Conseco Capital Management, Inc. are as follows:

     Rollin M. Dick, Director, Executive Vice President and Chief Financial Officer of Conseco, Inc., Carmel, Indiana. Mr. Dick is an officer and/or director of various affiliates of the Adviser. He is a director of Brightpoint, Inc., Indianapolis, Indiana and Consumer Acceptance Corporation, Bloomington, Indiana. Additionally, Mr. Dick is a director of approximately ten non-public companies, which are believed to be not affiliated with Conseco, Inc.

     Maxwell E. Bublitz, CEO, President and Director; Executive Vice President of Conseco, Inc.; President and Trustee of Conseco Fund Group; President and Trustee of Conseco Strategic Income Fund.

     Albert J. Gutierrez, Senior Vice President, Investment Officer.

     Gregory J. Hahn, Senior Vice President, Portfolio Analytics; Trustee of Conseco Fund Group; Trustee of Conseco Strategic Income Fund.

     Thomas A. Meyers, Senior Vice President, Director of Marketing

     Thomas J. Pence, Senior Vice President

     William P. Kovacs, Senior Counsel and Secretary; Chief Compliance Officer and Director; Vice President and Secretary of Conseco Fund Group; Vice President and Secretary of Conseco Strategic Income Fund;. Vice President and Secretary Conseco Equity Sales, Inc.; Vice President and Secretary of Conseco Securities, Inc.

     Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

ITEM 27.  PRINCIPAL UNDERWRITER

     Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser, Conseco Capital Management, Inc., or the Custodian, The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826.

ITEM 29.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 30.  UNDERTAKINGS

     None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Conseco Series Trust, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 27 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Carmel, of the State of Indiana, on the 22nd day of December, 1999.


                               CONSECO SERIES TRUST

                               By: /S/ MAXWELL E. BUBLITZ
                                   ----------------------
                                   Maxwell E. Bublitz
                                   President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                          TITLE                                        DATE
---------                          -----                                        ----


/S/ MAXWELL E. BUBLITZ*            President                                    December 22, 1999
--------------------------
Maxwell E. Bublitz                 (Principal Executive Officer) and Trustee

/S/ WILLIAM P. DAVES, JR.*         Chairman of the Board and                    December 22, 1999
--------------------------
William P. Daves, Jr.              Trustee

/S/ HAROLD W. HARTLEY*             Trustee                                      December 22, 1999
--------------------------
Harold W. Hartley

/S/ R. JAN LECROY*                 Trustee                                      December 22, 1999
--------------------------
R. Jan LeCroy

/S/ JESSE H. PARRISH*              Trustee                                      December 22, 1999
--------------------------
Jesse H. Parrish

/S/ JAMES S. ADAMS                 Treasurer                                    December 22, 1999
--------------------------
James S. Adams



/S/ DAVID N. WALTHALL*             Trustee                                      December 22, 1999
--------------------------
David N. Walthall


     * /S/  WILLIAM P. KOVACS
     --------------------------
     William P. Kovacs
     Attorney-in-fact


     Exhibit
     NUMBER                             EXHIBIT
     -------                            -------


     (d)    Advisory Agreement- Filed herewith

     (h)    Amended Schedule A of the Administration Agreement-  Filed herewith.

     (i)    Consent and Opinion of Counsel- Filed herewith.

                                   EXHIBIT (d)

                               ADVISORY AGREEMENTS

                          INVESTMENT ADVISORY AGREEMENT

                          Between CONSECO SERIES TRUST
                                       and
                        CONSECO CAPITAL MANAGEMENT, INC.

          It is hereby agreed by and between CONSECO SERIES TRUST (the "Trust") and CONSECO CAPITAL MANAGEMENT, INC. (the "Adviser") as follows:


          The Trust hereby appoints the Adviser to act as the investment adviser to the Trust in relation to its class of shares entitled the High Yield Portfolio (the "Portfolio") and to manage the investment and reinvestment of the assets of the Portfolio and to provide certain administrative services to the Trust in connection with the Portfolio, subject at all times to the direction and control of the Trustees of the Trust. The Adviser accepts such appointment subject to the terms and conditions as hereunder provided.

                                       II

          The Adviser agrees to provide continuous professional investment management of the investments of the Portfolio. The Adviser shall provide the Trust with an investment program complying with the investment objectives, policies and restrictions of the Portfolio as more fully set forth in the Registration Statement of the Trust as filed with the Securities and Exchange Commission and as further amended from time to time. In carrying out the investment program of the Portfolio, the Adviser shall:


          1.   Provide   investment  advice  and,  in  general,   supervise  the
               management and investment program of the Portfolio;

          2.   Furnish office space for the Trust;

          3. Provide the Trust with such accounting data concerning the investment activities of the Portfolio as shall be required to prepare and file all periodic financial reports and returns required to be filed with the Securities and Exchange Commission and any other regulatory agency, provided that such data may be provided by the Trust's custodian bank at the expense of the Trust pursuant to an agreement between the Trust and said bank;

          4. Continuously monitor compliance by the Trust as to the Portfolio in its investment activities with the requirements of the Investment Company Act and the rules promulgated thereunder pursuant thereto; and

          5. Render to the Trust such periodic and special reports as to the Portfolio as may be reasonably requested with respect to matters relating to the duties of the Adviser.

                                       III

          To the extent that the Trust or the Adviser is a party to any sub-advisory agreements with persons other than the Adviser concerning any of the foregoing, the Adviser shall be responsible for overseeing the performance of each such sub-adviser.

                                       IV

          The Trust will pay an investment advisory fee to the Adviser for compensation for investment advisory services rendered in connection with the management of the Portfolio. Such fee shall be equal, on an annual basis, to 0.70% of the average daily value of the net assets of the Portfolio.

          The amounts payable to the Adviser shall be determined at of the close of business each day, and shall, except as set forth below, be based upon the value of net assets of the Portfolio computed in accordance with the Declaration of Trust of the Trust; and shall be paid in arrears whenever requested by the Adviser.

                                        V

          It is understood and agreed that the Adviser and/or its affiliated companies and persons may act and may continue to act as investment adviser to other clients, accounts, and funds, and that the services to be provided hereunder are not deemed to be exclusive. In addition, it is understood that the individuals who participate on behalf of the Adviser in the performance of its duties under this Agreement will not necessarily devote their full time thereto, and nothing contained herein shall be deemed to limit or restrict their right to engage in and devote time and attention to other businesses or to render other services of whatever kind or nature.

                                       VI

          The Adviser agrees that all records which it maintains for the Trust shall be the property of the Trust and that it will surrender promptly to the designated officers of the Trust any of such records upon its request. The Adviser further agrees to preserve for the period prescribed by the rules and regulations of the Securities and Exchange Commission all such records as are required to be maintained pursuant to said rules. The Adviser agrees that it will maintain all records and accounts regarding the investment activities of the Portfolio in a confidential manner. All such accounts or records shall be made available within five (5) business days of request to the accountants or auditors of the Trust during regular business hours at the Adviser's offices upon reasonable prior written notice. In addition, the Adviser will provide any materials reasonably related to the investment advisory services provided hereunder as may be reasonably requested in writing by the designated officers of the Trust or as may be required by any governmental agency having jurisdiction.

                                       VII

          The Adviser shall give to the Trust the benefit of its best judgment, efforts and facilities in rendering services hereunder.

          The Adviser shall at all times be guided by and be subject to the Trust's investment policies, the provisions of its Declaration of Trust and By-Laws as each shall from time to time be amended, and by the decision and determination of the Trustees.

          This Agreement shall be performed in accordance with the requirements of the Investment Company Act of 1940 (the "1940 Act"), the Investment Advisers Act of 1940, the Securities Act of 1933, and the Securities Exchange Act of 1934, to the extent that the subject matter of this Agreement is within the purview of such Acts. Insofar as applicable to the Adviser as an investment adviser and affiliated person of the Trust, the Adviser shall comply with the provisions of the 1940 Act, the Investment Advisers Act of 1940, and the respective Rules and Regulations of the Securities and Exchange Commission thereunder.

          In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Adviser or retained by it to perform or assist in the performance of its obligations under this Agreement) the Adviser shall not be subject to liability to the Trust or to any Shareholder of the Trust for any act or omission in the course of, or connect with, rendering services hereunder, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which Agreement relates, except to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.


                                      VIII

          The Adviser understands that the obligations of this Agreement are not binding upon any shareholder of the Trust personally, but bind only the Trust's property; the Adviser represents that it has notice of the provisions of the Trust's Declaration of Trust disclaiming shareholder liability for acts or obligations of the Trust.

                                       IX

          This Agreement, unless sooner terminated, shall go into effect on the date on which it is approved by a vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio and shall continue for two years and thereafter from year to year so long as such continuance is specifically approved at least annually (a) by the Trustees of the Trust, and (b) by the vote of a majority of those Trustees of the Trust who are not parties to this Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval, provided, this Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the Trustees of the Trust, or by a vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Trust on sixty (60) days written notice to the Adviser, or by the Adviser at any time, without payment of any penalty, on sixty (60) days written notice to the Trust. This Agreement shall terminate automatically upon its assignment (as defined in the 1940 Act).

          This Agreement may be amended only in writing by the parties hereto. Any amendment to this Agreement requires approval, prior to the effectiveness of such amendment, (a) by vote of a majority of those Trustees of the Trust who are not parties to this Agreement or interested persons of any such party, case in person called for the purpose of voting on such amendment, and (b) by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio.

          IN WITNESS WHEREOF,  the parties hereto have caused this instrument to
be  signed  on  their  behalf  by  their  respective   officers  "hereunto  duly
authorized.


                                    CONSECO SERIES TRUST


                                    By: ________________________________
                                        Maxwell E. Bublitz, President


                                    CONSECO CAPITAL MANAGEMENT, INC.

                                    By: _______________________________
                                        Gregory J. Hahn, Senior Vice President



                                    Effective: _______________________

                          INVESTMENT ADVISORY AGREEMENT

                          Between CONSECO SERIES TRUST
                                       and
                        CONSECO CAPITAL MANAGEMENT, INC.

          It is hereby agreed by and between CONSECO SERIES TRUST (the "Trust") and CONSECO CAPITAL MANAGEMENT, INC. (the "Adviser") as follows:


          The Trust hereby appoints the Adviser to act as the investment adviser to the Trust in relation to its class of shares entitled the Conseco 20 Focus Portfolio (the "Portfolio") and to manage the investment and reinvestment of the assets of the Portfolio and to provide certain administrative services to the Trust in connection with the Portfolio, subject at all times to the direction and control of the Trustees of the Trust. The Adviser accepts such appointment subject to the terms and conditions as hereunder provided.

                                       II

          The Adviser agrees to provide continuous professional investment management of the investments of the Portfolio. The Adviser shall provide the Trust with an investment program complying with the investment objectives, policies and restrictions of the Portfolio as more fully set forth in the Registration Statement of the Trust as filed with the Securities and Exchange Commission and as further amended from time to time. In carrying out the investment program of the Portfolio, the Adviser shall:


          1.   Provide   investment  advice  and,  in  general,   supervise  the
               management and investment program of the Portfolio;

          2.   Furnish office space for the Trust;

          3. Provide the Trust with such accounting data concerning the investment activities of the Portfolio as shall be required to prepare and file all periodic financial reports and returns required to be filed with the Securities and Exchange Commission and any other regulatory agency, provided that such data may be provided by the Trust's custodian bank at the expense of the Trust pursuant to an agreement between the Trust and said bank;

          4. Continuously monitor compliance by the Trust as to the Portfolio in its investment activities with the requirements of the Investment Company Act and the rules promulgated thereunder pursuant thereto; and

          5. Render to the Trust such periodic and special reports as to the Portfolio as may be reasonably requested with respect to matters relating to the duties of the Adviser.

                                       III

          To the extent that the Trust or the Adviser is a party to any sub-advisory agreements with persons other than the Adviser concerning any of the foregoing, the Adviser shall be responsible for overseeing the performance of each such sub-adviser.

                                       IV

          The Trust will pay an investment advisory fee to the Adviser for compensation for investment advisory services rendered in connection with the management of the Portfolio. Such fee shall be equal, on an annual basis, to 0.70% of the average daily value of the net assets of the Portfolio.

          The amounts payable to the Adviser shall be determined at of the close of business each day, and shall, except as set forth below, be based upon the value of net assets of the Portfolio computed in accordance with the Declaration of Trust of the Trust; and shall be paid in arrears whenever requested by the Adviser.

                                        V

          It is understood and agreed that the Adviser and/or its affiliated companies and persons may act and may continue to act as investment adviser to other clients, accounts, and funds, and that the services to be provided hereunder are not deemed to be exclusive. In addition, it is understood that the individuals who participate on behalf of the Adviser in the performance of its duties under this Agreement will not necessarily devote their full time thereto, and nothing contained herein shall be deemed to limit or restrict their right to engage in and devote time and attention to other businesses or to render other services of whatever kind or nature.

                                       VI

          The Adviser agrees that all records which it maintains for the Trust shall be the property of the Trust and that it will surrender promptly to the designated officers of the Trust any of such records upon its request. The Adviser further agrees to preserve for the period prescribed by the rules and regulations of the Securities and Exchange Commission all such records as are required to be maintained pursuant to said rules. The Adviser agrees that it will maintain all records and accounts regarding the investment activities of the Portfolio in a confidential manner. All such accounts or records shall be made available within five (5) business days of request to the accountants or auditors of the Trust during regular business hours at the Adviser's offices upon reasonable prior written notice. In addition, the Adviser will provide any materials reasonably related to the investment advisory services provided hereunder as may be reasonably requested in writing by the designated officers of the Trust or as may be required by any governmental agency having jurisdiction.

                                       VII

          The Adviser shall give to the Trust the benefit of its best judgment, efforts and facilities in rendering services hereunder.

          The Adviser shall at all times be guided by and be subject to the Trust's investment policies, the provisions of its Declaration of Trust and By-Laws as each shall from time to time be amended, and by the decision and determination of the Trustees.

          This Agreement shall be performed in accordance with the requirements of the Investment Company Act of 1940 (the "1940 Act"), the Investment Advisers Act of 1940, the Securities Act of 1933, and the Securities Exchange Act of 1934, to the extent that the subject matter of this Agreement is within the purview of such Acts. Insofar as applicable to the Adviser as an investment adviser and affiliated person of the Trust, the Adviser shall comply with the provisions of the 1940 Act, the Investment Advisers Act of 1940, and the respective Rules and Regulations of the Securities and Exchange Commission thereunder.

          In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Adviser or retained by it to perform or assist in the performance of its obligations under this Agreement) the Adviser shall not be subject to liability to the Trust or to any Shareholder of the Trust for any act or omission in the course of, or connect with, rendering services hereunder, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which Agreement relates, except to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

                                      VIII

          The Adviser understands that the obligations of this Agreement are not binding upon any shareholder of the Trust personally, but bind only the Trust's property; the Adviser represents that it has notice of the provisions of the Trust's Declaration of Trust disclaiming shareholder liability for acts or obligations of the Trust.

                                       IX

          This Agreement, unless sooner terminated, shall go into effect on the date on which it is approved by a vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio and shall continue for two years and thereafter from year to year so long as such continuance is specifically approved at least annually (a) by the Trustees of the Trust, and (b) by the vote of a majority of those Trustees of the Trust who are not parties to this Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval, provided, this Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the Trustees of the Trust, or by a vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Trust on sixty (60) days written notice to the Adviser, or by the Adviser at any time, without payment of any penalty, on sixty (60) days written notice to the Trust. This Agreement shall terminate automatically upon its assignment (as defined in the 1940 Act).

          This Agreement may be amended only in writing by the parties hereto. Any amendment to this Agreement requires approval, prior to the effectiveness of such amendment, (a) by vote of a majority of those Trustees of the Trust who are not parties to this Agreement or interested persons of any such party, case in person called for the purpose of voting on such amendment, and (b) by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio.

          IN WITNESS WHEREOF,  the parties hereto have caused this instrument to
be  signed  on  their  behalf  by  their  respective   officers  "hereunto  duly
authorized.


                                     CONSECO SERIES TRUST


                                     By: _______________________________
                                     Maxwell E. Bublitz, President


                                     CONSECO CAPITAL MANAGEMENT, INC.

                                      By: _______________________________
                                      Gregory J. Hahn, Senior Vice President



                                      Effective: _______________________

                                   EXHIBIT (h)


               AMENDED SCHEDULE A OF THE ADMINISTRATION AGREEMENT

                              CONSECO SERIES TRUST
                            ADMINISTRATION AGREEMENT

                               BALANCED PORTFOLIO
                           CONSECO 20 FOCUS PORTFOLIO
                                EQUITY PORTFOLIO
                             FIXED INCOME PORTFOLIO
                              GOVERNMENT PORTFOLIO
                              HIGH YIELD PORTFOLIO
                             MONEY MARKET PORTFOLIO

                                     AMENDED
                                   SCHEDULE A


              Each Portfolio shall pay to the Administrator a fee computed at the annual rate as set forth below:


                                                  ANNUAL FEE
                                                  ----------

               First $100,000,000                    0.10%
               Next $100,000,000                     0.08%
               In excess of $200,000,000             0.06%



                                        AMENDMENT EFFECTIVE ______________, ____

                                   EXHIBIT (i)


                         CONSENT AND OPINION OF COUNSEL

                              CONSECO SERIES TRUST
                              Administrative Office
                          11815 N. Pennsylvania Street
                                Carmel, IN 46032

December 22, 1999

Board of Trustees
Conseco Series Trust

RE:      Conseco Series Trust
         Registration Statement on Form N-1A

Gentlemen and Madam:

          I am Executive Vice President, Secretary and General Counsel of Conseco, Inc., the direct owner of the investment adviser to Conseco Series Trust (the "Registrant"). At your request, I have examined or caused to be examined Post-Effective Amendment Number 29 to the Registration Statement on Form N-1A, (the "Registration Statement") of the Registrant with respect to the securities issued in connection with the Registrant offering shares to insurance company separate accounts. The Registrant's Form N-1A Registration Statement is filed pursuant to the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 ("1940 Act"). This opinion is being furnished pursuant to the Act in connection with the Registrant's Form N-1A Registration Statement and Post-Effective Amendment Number 29 thereto.

          In rendering this opinion, I, or attorneys under my supervision (together referred to herein as "we"), have examined and relied upon a copy of the Registration Statement. We have also examined originals, or copies of originals certified to our satisfaction, of such agreements, documents, certificates and statements of government officials and other instruments, and have examined such questions of law and have satisfied ourselves as to such matters of fact, as we have considered relevant and necessary as a basis for this opinion. We have assumed the authenticity of all documents submitted to us as originals, the genuineness of all signatures, the legal capacity of all natural persons and the conformity with the original documents of any copies thereof submitted to us for examination.

          Based on the foregoing, and subject to the qualifications and limitations hereinafter set forth, I am of the opinion that:

          1. The Registrant has been duly organized and is an existing business trust pursuant to the applicable laws of the State of Massachusetts;

          2. The Account is a open ended management investment company registered under the 1940 Act; and

December 22, 1999
Board of Trustees
Conseco Series Trust
Page 2

          3. The securities issued by the Registrant, when issued as described in the Registration Statement, will be duly authorized and upon issuance will be validly issued, fully paid and non-assessable.

          I do not find it necessary for the purposes of this opinion to cover, and accordingly I express no opinion as to, the application of the securities or blue sky laws of the various states to the sale of the securities to be registered pursuant to the Registration Statement. Without limiting the generality of the foregoing, I express no opinion in connection with the matters contemplated by the Registration Statement, and no opinion may be implied or inferred, except as expressly set forth herein.

          This opinion is limited to the laws of the State of Indiana and of the United States of America to the extent applicable. If any of the securities included in the Registration Statement are governed by the laws of a state other than Indiana, I have assumed for the purposes of this opinion that the laws of such other state are the same as those of the State of Indiana.

          I hereby consent to the inclusion of the opinion as Exhibit (i) to the Registration Statement and to all references to me in the Registration Statement or the Prospectus included therein.


Very truly yours,

/S/ John J. Sabl
--------------------------
John J. Sabl
Executive Vice President, Secretary,
and General Counsel

CONSECO SERIES TRUST
11825 N. PENNSYLVANIA STREET
CARMEL, INDIANA 46032
317/817-6300


December 22, 1999


EDGAR FILING

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   Conseco Series Trust
               - High Yield Portfolio
               - Conseco 20 Focus Portfolio
               1933 Act File No. 2-80455
               1940 Act File No. 811-3641


                         POST-EFFECTIVE AMENDMENT NO. 29

Dear Sir or Madam:

We are transmitting herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(b) of Regulation C thereunder, and the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 29 to the registration statement on Form N-1A of Conseco Series Trust ("Registrant"). All of the above named series invest all of their investable assets directly in securities. This transmission contains conformed signature pages for the Registrant. The Registrant maintains manually signed originals of the signature page at its office.

Pursuant to Rule 485(b) under the 1933 Act, the Registrant elects to have this registration statement become effective immediately upon filing with the Securities and Exchange Commission.

Additionally, I hereby represent that this Post-Effective Amendment to the Registration Statement on Form N-1A for Conseco Series Trust does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

Please contact me at (317) 817-6422 should you have any questions with regard to this filing. Thank you for your attention.


Sincerely,

/S/  William P. Kovacs
------------------------------
William P. Kovacs
Vice President and Secretary



Enclosures